Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

13. LEASES

Operating leases as lessee

The operating leases of the Company primarily consist of leases of plants and staff dormitory. The following table summarizes the classification of operating lease right-of-use assets and lease liabilities in the Group’s unaudited interim condensed consolidated balance sheets:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Assets
Operating lease right-of-use assets, net	6,960,066	25,901,013	3,299,534

Liabilities
Operating lease liabilities, current	2,270,289	4,585,898	584,198
Operating lease liabilities, non-current	4,689,777	21,315,115	2,715,336
Total lease liabilities	6,960,066	25,901,013	3,299,534

The following table presents the maturity of the Group’s operating lease liabilities as of June 30, 2025:

	Operating lease payments
	HK$	US$
Six months ending December 31, 2025	2,812,909	358,337
Twelve months ending December 31, 2026	5,642,235	718,765
Twelve months ending December 31, 2027	5,463,832	696,038
Twelve months ending December 31, 2028	4,637,123	590,724
Twelve months ending December 31, 2029	4,787,667	609,902
Thereafter	5,816,219	740,929
Total operating lease payments	29,159,984	3,714,695
Less: imputed interest	(3,258,971)	(415,161)
Present value of operating lease liabilities	25,901,013	3,299,534

Operating lease expense for the six months ended June 30, 2024 and 2025 was HK$2,229,852 and HK$2,653,070 (approximately US$337,975), respectively.

Other supplemental information about the Group’s operating lease as follows:

	December 31, 2024	June 30, 2025
	(Audited)	(Unaudited)
Weighted average incremental borrowing rate	4.4%	4.4%
Weighted average remaining lease term (years)	4.17	5.34